Intangible Assets	12 Months Ended
Dec. 31, 2022
Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS
10.	INTANGIBLE ASSETS

Intangible assets are comprised of a business-to-business software platform that allows video game publishers and developers to offer prize-based matches of their games to their players. The Company continues to develop new apps, therefore additional costs were capitalized during the year ended December 31, 2022.

	Software	Customer Relationships	Tradename	Developed Technology	Total
Cost
At December 31, 2020	9,914,104	-	-	-	9,914,104
Foreign currency adjustment	(47,444)				(47,444)
Additions	2,352,248	4,840,000	750,000	1,550,000	9,492,248
At December 31, 2021	12,218,908	4,840,000	750,000	1,550,000	19,358,908
Additions	2,496,621	-	-	-	2,496,621
Impairments	-	(1,194,377)	(235,555)	(243,407)	(1,673,340)
At December 31, 2022	14,748,072	3,645,623	514,445	1,306,593	20,214,732
Accumulated amortization
At December 31, 2020	8,176,688	-	-	-	8,176,688
Amortization	1,304,991	403,333	-	301,389	2,009,713
At December 31, 2021	9,481,679	403,333	-	301,389	10,186,401
Amortization	1,729,326	691,430	-	516,667	2,937,423
At December 31, 2022	11,334,223	1,037,144	-	775,000	13,156,368
Carrying amounts
At December 31, 2020	2,256,903	-	-	-	1,737,416
At December 31, 2021	2,636,555	4,494,286	750,000	1,291,667	9,172,507
At December 31, 2022	3,403,849	2,608,479	514,445	531,593	7,058,366